First Trust Latin America AlphaDEX Fund Expense Example, No Redemption - First Trust Latin America AlphaDEX Fund - First Trust Latin America AlphaDEX Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 82
Expense Example, No Redemption, 3 Years	255
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	$ 990